Financial instruments (Details 26) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial instruments [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 771	$ 685
Isapre Norte Grande Ltda. [Member] | Restricted cash [Member]
Financial instruments [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 771	$ 685